Leases	12 Months Ended
Sep. 30, 2020
Leases
Leases

Note 14 — Leases

Effective October 1, 2019, the Company adopted ASU No. 2016-02, Leases (Topic 842) using the alternative transition approach which allowed the Company to continue to apply the guidance under the lease standard in effect at the time in the comparative periods presented. Upon adoption, the Company recorded operating lease right-of-use assets and corresponding operating lease liabilities of $824,629 and $809,613, respectively with no impact on retained earnings. Financial position for reporting periods beginning on or after October 1, 2019, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with previous guidance.

As of September 30, 2020, the remaining lease term was an average of 6.3 years. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for one-year loan as published by China’s central bank in order to discount lease payments to present value. The discount rate of the Company’s operating leases was 3.95%, as of September 30, 2020.

Supplemental balance sheet information related to operating leases was as follows:

As of
September 30, 2020
Operating lease right-of-use assets	$852,041
Operating lease right-of-use assets – accumulated amortization	(29,003)
Operating lease right-of-use assets – net	$823,038

Operating lease liabilities, current	$138,850
Operating lease liabilities, non-current	669,202
Total operating lease liabilities	$808,052

As of September 30, 2020, maturities of operating lease liabilities were as follows:

As of
Twelve months ending September 30,	September 30, 2020
2021	$189,297
2022	172,681
2023	121,386
2024	67,526
2025	67,526
2026	67,526
2027	67,526
2028	67,526
2029	67,526
2030	53,002
Total future minimum lease payments	941,522
Less: Imputed interest	(133,470)
Total	$808,052